Schedule of receivables, prepayments and other assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Security deposits and other deposits	[1]		¥ 848,495	¥ 2,638,019
Deductible value-added taxes			78,310	38,628
Prepaid online marketing expenses			12,417	8,859
Advances	[2]		93,190	531,894
Trust statutory deposits			46,488	7,592
Others			210,480	159,325
Prepaid expense and other assets		$ 176,644	¥ 1,289,380	¥ 3,384,317

[1]	Security deposits and other deposits primarily include security deposits and rental deposits. Security deposits were set aside as requested by certain institutional funding partners, held in deposit accounts with the institutional funding partners. As of December 31, 2023 and 2024, security deposits set aside by the Group amounted to RMB2,599,603 and RMB785,348, respectively.
[2]	Advances primarily include down payment for purchasing office premises for the Group of RMB514,860 and nil as of December 31, 2023 and 2024.